Organization and Principal Activities (Tables)	12 Months Ended
Mar. 31, 2025
Organization and Principal Activities [Abstract]
Schedule of Subsidiaries and VIE

As of March 31, 2025, details of the subsidiaries and VIE of the Company are set out below:

Name	Date of Incorporation	Place of Incorporation	Percentage of Beneficial Ownership	Principal Activities
Subsidiaries
UTime HK	November 1, 2018	Hong Kong	100%	Investment Holding
UTime WFOE	December 18, 2018	China	100%	Investment Holding
Bridgetime	September 5, 2016	British Virgin Island	100%	Investment Holding
Changsha UTime Business Management Co., Ltd	February 27, 2024	China	100%	Trading
Name	Date of Incorporation	Place of Incorporation	Percentage of Beneficial Ownership	Principal Activities
VIE
UTime SZ	June 12, 2008	China	100%	Research and development of products, and sales
Subsidiaries of the VIE
Guizhou United Time Technology Co., Ltd. (“UTime GZ”)	September 23, 2016	China	VIE’s subsidiary	Manufacturing
UTime Technology (HK) Company Limited (“UTime Trading”)	June 25, 2015	Hong Kong	VIE’s subsidiary	Trading
UTime India Private Limited (“UTime India”)	February 7, 2019	India	UTime Trading’s subsidiary	Trading
Guangxi UTime Technology Co., Ltd. (“UTime Guangxi”)	November 1, 2021	China	UTime Trading’s subsidiary	Manufacturing
Gesoper S De R.L. De C.V. (“Gesoper”)	October 21, 2020	Mexico	UTime Trading’s subsidiary	Trading
Firts Communications And Technologies De Mexico S.A. De C.V. (“Firts”)	November 12, 2021	Mexico	Gesoper’s subsidiary	Trading

Schedule of Balance Sheet	The aggregate carrying value of assets and liabilities of VIE and its subsidiaries (after elimination of intercompany transactions and balances) in the Company’s consolidated balance sheets as of March 31, 2024 and 2025 are as follows:
	As of March 31,
	2024	2025
	RMB	RMB
Assets
Current assets
Cash and cash equivalents	2,704	517
Restricted cash	500	-
Accounts receivable, net	30,240	-
Prepaid expenses and other current assets, net	84,439	11,640
Due from related parties	553	566
Inventories	11,026	6,351
Current assets related to discontinued operations	1,438	-
Total current assets	130,900	19,074
Non-current assets
Property, plant and equipment, net	54,188	39,599
Operating lease right-of-use assets, net	9,781	1,714
Finance lease right-of-use assets, net	6,460	2,246
Intangible assets, net	662	205
Deferred loss on sale-leaseback	767	605
Non-current assets related to discontinued operations	3	-
Total non-current assets	71,861	44,369
Total assets	202,761	63,443

Liabilities
Current liabilities
Accounts payable	106,092	138,504
Short-term borrowings	56,949	57,600
Current portion of government grants	1,812	1,812
Due to related parties	11,516	16,949
Lease liabilities	6,824	4,085
Other payables and accrued liabilities	45,228	64,604
Income tax payables	18	-
Current liabilities related to discontinued operations	1,929	1,601
Total current liabilities	230,368	285,155
Non-current liabilities
Long-term borrowings	-	6,000
Government grants	4,342	2,530
Deferred tax liability	125	-
Lease liability - non-current	10,054	1,619
Total non-current liabilities	14,521	10,149

Total liabilities	244,889	295,304

Schedule of Revenue Net Income and Cash Flows of VIE and Subsidiaries

The table sets forth the revenue, net income and cash flows of the VIE and subsidiaries of VIE in the table below.

	Year ended March 31,
	2024	2025
	RMB	RMB
Revenue	172,156	250,997
Net loss	(44,078)	(192,162)
Net cash used in operating activities	(2,484)	(392)
Net cash provided by investing activities	5,529	-
Net cash provided by financing activities	(926)	6,024

Schedule of Assets and Liabilities of Discontinued Operations

The following table presents the carrying amounts of assets and liabilities for the discontinued operations of Gesoper and Firts in Mexico, and Utime India and Do Mobile in India:

	As of March 31,
	2024	2025
	RMB	RMB

Assets classified as discontinued operation	1,441	-

Liabilities classified as discontinued operation	1,929	1,601

Schedule of Loss from Discontinued Operation in the Consolidated Statement of Comprehensive Loss

The financial results of these operations are presented as following in the consolidated statement of comprehensive loss.

	Year ended March 31,
	2024	2025
	RMB	RMB

Loss from discontinued operation, net of income taxes	1,903	1,596
Loss on disposal of discontinued operation	26,719	-